Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$ (268,874)	$ (320,223)	$ (297,528)
Other accruals	(513,433)	(513,717)	(471,761)
Postretirement Benefits Other than Pensions [Member]
Benefit obligation:
Balances at beginning of year	338,134	316,795	315,572
Service cost	3,061	2,943	3,495
Interest cost	12,183	13,520	15,580
Actuarial (gain) loss	(53,096)	18,961	(3,965)
Benefits paid	(13,631)	(14,085)	(13,887)
Balances at end of year	286,651	338,134	316,795
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	(268,874)	(320,223)	(297,528)
Other accruals	(17,777)	(17,911)	(19,267)
Total	(286,651)	(338,134)	(316,795)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(8,287)	(62,814)	(45,567)
Prior service costs	(2,503)	(328)	(983)
Total recognized in Cumulative other comprehensive loss	$ (5,784)	$ (62,486)	$ (44,584)
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.60%	3.70%	4.40%
Health care cost trend rate - pre-65	7.50%	8.00%	8.00%
Health care cost trend rate - post-65	6.50%	8.00%	8.00%
Prescription drug cost increases	7.00%	8.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	3.70%	4.40%	5.10%
Health care cost trend rate - pre-65	8.00%	8.00%	7.50%
Health care cost trend rate - post-65	8.00%	8.00%	7.50%
Prescription drug cost increases	8.00%	8.00%	8.00%